Deposits and other borrowings (Tables)	6 Months Ended
Mar. 31, 2024
Deposits and other borrowings
Schedule of deposits and other borrowings

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Australia
Certificates of deposit	35,727	32,947	32,227	8	11
Non-interest bearing, repayable at call[a]	121,245	120,338	114,134	1	6
Other interest bearing - transactions[a]	98,653	97,950	98,762	1	-
Other interest bearing - savings[a]	202,480	195,273	191,490	4	6
Other interest bearing term	148,110	144,220	140,704	3	5
Total Australia	606,215	590,728	577,317	3	5
New Zealand
Certificates of deposit	2,414	2,247	2,618	7	(8)
Non-interest bearing, repayable at call	10,568	11,183	12,251	(5)	(14)
Other interest bearing - transactions	8,940	8,729	9,450	2	(5)
Other interest bearing - savings	18,273	18,558	18,945	(2)	(4)
Other interest bearing term	34,597	35,827	34,057	(3)	2
Total New Zealand	74,792	76,544	77,321	(2)	(3)
Other overseas
Certificates of deposit	13,139	12,023	13,922	9	(6)
Non-interest bearing, repayable at call	1,323	1,358	1,340	(3)	(1)
Other interest bearing - transactions	849	789	1,032	8	(18)
Other interest bearing - savings	990	1,003	1,015	(1)	(2)
Other interest bearing term	4,918	5,723	4,405	(14)	12
Total other overseas	21,219	20,896	21,714	2	(2)
Total deposits and other borrowings	702,226	688,168	676,352	2	4

a.	Comparatives have been revised to align with current period presentation.